Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Schedule of Capital Lease Obligations [Line Items]
2016	¥ 1,413
2017	1,012
2018	659
2019	378
2020	128
Thereafter	13
Total minimum lease payments	3,603
Less: Amount representing interest	(180)
Present value of net minimum lease payments	3,423
Less: Amounts representing estimated executory costs	(535)
Net minimum lease payments	2,888
Less: Current obligation	(1,109)
Long-term capital lease obligations	¥ 1,779